State Street Target Retirement 2045 Fund Expense Example - State Street Target Retirement 2045 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	437
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	186
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 805